Sep. 28, 2018

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED FEBRUARY 21, 2019 TO THE

PROSPECTUS AND SUMMARY PROSPECTUS

DATED SEPTEMBER 28, 2018, OF

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND (THE “FUND”)

Effective February 21, 2019, the following paragraph replaces in its entirety the third paragraph in the summary section of the Fund’s Prospectus titled “Principal investment strategies”:

The fund may seek investment opportunities in any foreign country and under normal market conditions will invest in or have exposure to securities of companies located in at least three foreign countries. The fund may invest without limit in securities of companies located in any foreign country, including countries with developed or emerging markets. The fund may invest in companies of any size and market capitalization, but will typically invest in those companies with market capitalizations in excess of $3 billion. The fund’s portfolio is expected to be highly concentrated, with approximately 20-40 holdings.